                           ING VARIABLE PRODUCTS TRUST
                      ING VP MidCap Opportunities Portfolio
                     ING VP SmallCap Opportunities Portfolio

                         Supplement dated July 27, 2005
   to the Adviser Class Prospectus, Class I Prospectus, and Class S Prospectus
                            Each dated April 29, 2005

Effective July 25, 2005, the Prospectuses are revised as follows:

1. The subsection entitled "ING VP MidCap Opportunities Portfolio" under the section entitled "Management of the Portfolios - Adviser and Sub-Advisers" on page 17 of the Adviser Class Prospectus is deleted in its entirety and replaced with the following:

          ING VP MIDCAP OPPORTUNITIES PORTFOLIO

          The Portfolio has been managed by Richard Welsh and Jeff Bianchi since July 2005. Richard Welsh, Senior Portfolio Manager, has 15 years of investment management experience. Mr. Welsh joined ING IM in 2004 from Columbus Circle Investors where he was senior investment analyst of their large-cap core and large-cap growth disciplines from 2002-2004. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds from 1999-2001.

          Jeff Bianchi, Portfolio Manager, joined ING IM in 1994 and has 11 years of investment management experience. Before assuming his current responsibilities, he provided quantitative analysis for the firm's small-capitalization equity strategies.

2. The subsection entitled "ING VP MidCap Opportunities Portfolio and ING VP SmallCap Opportunities Portfolio" under the section entitled "Management of the Portfolios - Adviser and Sub-Advisers" on page 28 of the Class I Prospectus and page 30 of the Class S Prospectus is deleted in its entirety and replaced with the following:

          ING VP MIDCAP OPPORTUNITIES PORTFOLIO AND ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

          The Portfolio has been managed by Richard Welsh and Jeff Bianchi since July 2005. Richard Welsh, Senior Portfolio Manager, has 15 years of investment management experience. Mr. Welsh joined ING IM in 2004 from Columbus Circle Investors where he was senior investment analyst of their large-cap core and large-cap growth disciplines from 2002-2004. Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds from 1999-2001.

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          Jeff Bianchi, Portfolio Manager, joined ING IM in 1994 and has 11 years of investment management experience. Before assuming his current responsibilities, he provided quantitative analysis for the firm's small-capitalization equity strategies.

          The Portfolio has been managed by Steve Salopek since July 2005. Prior to joining ING IM in June 2005, Mr. Salopek served as a portfolio manager with Banc One Investment Advisers from 1999-2004, where he directed $700 million in small cap growth assets.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                           ING VARIABLE PRODUCTS TRUST
                      ING VP MidCap Opportunities Portfolio
                     ING VP SmallCap Opportunities Portfolio

                         Supplement dated July 27, 2005
         to the ADV Class, Class I, and Class S Statement of Additional
                               Information ("SAI")
                              Dated April 29, 2005

Effective July 25, 2005, the SAI is revised as follows:

1. References to David C. Campbell and Matthew S. Price are hereby deleted from the SAI

2. The following is added above the table in the subsection entitled "Other Accounts Managed" under the section entitled "Portfolio Managers" on page 70 of the SAI:

     The following table shows the number of accounts and total assets in the accounts managed by Doug Cote, Greg Jacobs, Robert M. Kloss, Kurt Kringelis, Scott Lewis, Steven L. Rayner, Anuradha Sahai, and Hugh T.M. Whelan as of December 31, 2004:

3. The following is added after the table in the subsection entitled "Other Accounts Managed" under the section entitled "Portfolio Managers" on page 70 of the SAI:

   The following table shows the number of accounts and total assets in the accounts managed by Jeff Bianchi, Steve Salopek, and Richard Welsh as of June 30, 2005:

                REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                COMPANIES                     VEHICLES                      OTHER ACCOUNTS
                ------------------------------------------------------------------------------------------
                NUMBER                        NUMBER                        NUMBER
   PORTFOLIO    OF                            OF                            OF
   MANAGER      ACCOUNTS     TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS
   -------------------------------------------------------------------------------------------------------
   Jeff
   Bianchi          0        N/A                 0                   N/A        0                      N/A

   Steve
   Salopek          0        N/A                 0                   N/A        0                      N/A

   Richard
   Welsh            2        $ 267,670,259       2        $  294,306,207        64       $   2,111,351,908

4. The subsection heading following the subsection entitled "Other Accounts Managed" under the section entitled "Portfolio Managers" on page 71 of the SAI is deleted in its entirety and replaced with the following:

     Compensation - Jeff Bianchi, Doug Cote, Greg Jacobs, Robert M. Kloss, Kurt Kringelis, Scott Lewis, Steven L. Rayner, Steve Salopek, Anuradha Sahai, Richard Welsh, and Hugh T.M. Whelan

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5.   The fifth sentence of the second paragraph of the subsection entitled
     "Compensation - Jeff Bianchi, Doug Cote, Greg Jacobs, Robert M. Kloss, Kurt Kringelis, Scott Lewis, Steven L. Rayner, Steve Salopek, Anuradha Sahai, Richard Welsh, and Hugh T.M. Whelan" under the section entitled "Portfolio Managers" on page 71 of the SAI is deleted in its entirety and replaced with the following:

     ING IM has defined indices such as, Russell MidCap Growth, S&P 500, Lehman Corporate High Yield, S&P Financials, Lehman Corporate High Yield, Russell 1000 Value, S&P Financials, Russell 2000 Growth, ML Convertible All Qualities Ex-Mandatory, Russell MidCap Growth, and S&P 500 (for Jeff Bianchi, Doug Cote, Greg Jacobs, Robert M. Kloss, Kurt Kringelis, Scott Lewis, Steven L. Rayner, Steve Salopek, Anuradha Sahai, Richard Welsh, and Hugh T.M. Whelan, respectively) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team.

6. The paragraph above the table in the subsection entitled "Ownership of Securities" under the section entitled "Portfolio Managers" on page 73 of the SAI is deleted in its entirety and replaced with the following:

     The following table shows the dollar range of shares of the Portfolio owned by Doug Cote, Greg Jacobs, Robert M. Kloss, Kurt Kringelis, Scott Lewis, Steven L. Rayner, Anuradha Sahai, and Hugh T.M. Whelan as of December 31, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

7. The following is added after the table in the subsection entitled "Ownership of Securities" under the section entitled "Portfolio Managers" on page 73 of the SAI:

     The following table shows the dollar range of shares of the Portfolio owned by Jeff Bianchi, Stevel Salopek, and Richard Welsh as of June 30, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

     PORTFOLIO MANAGER     FUND        DOLLAR RANGE OF FUND SHARES OWNED
     --------------------------------------------------------------------
     Jeff Bianchi          N/A         None

     Steve Salopek         N/A         None

     Richard Welsh         N/A         None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE